Commitments and Contingencies - Schedule of Company's Restricted Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Affiliated transactions		$ 433.4	$ 660.8
Third party		2,713.5	2,714.4
Letters of credit / guarantees (1)		153.2	172.0
Total restricted assets (excluding illiquid assets)		3,300.1	3,547.2
Other Investments	[1]	267.2	209.3
Total restricted assets and illiquid assets		$ 3,567.3	$ 3,756.5
Total as percent of invested assets		46.40%	50.20%

[1]	Other investments includes related party investments in Funds Managed by Apollo of $78.6 million (2023 — $39.8 million).